HOTEL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2012
HOTEL OPERATING COSTS [Abstract]
Schedule of Hotel Operating Costs
	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Rent expense	444,731	571,351	707,692	113,592
Staff costs	233,169	317,374	406,623	65,267
Depreciation and amortization	178,279	241,020	314,189	50,431
Hotel supplies	63,888	97,452	135,112	21,687
Utilities	106,633	145,468	190,030	30,502
Laundry expense	35,663	51,967	70,523	11,320
Internet and telecommunication expense	23,109	30,206	41,604	6,678
Costs of souvenir, food and beverage	31,571	45,855	59,926	9,619
Other	65,884	92,567	107,809	17,304
Total hotel operating costs	1,182,927	1,593,260	2,033,508	326,400